NYSE Regulation

07055468

VIA FACSIMILE AND U.S. MAIL
December 17, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Claymore Exchange-Traded Fund Trust 2—Original Listing

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 14, 2007) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Claymore/AlphaShares China Real Estate ETF
Shares of beneficial interest, no par value

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

PROCESSED
JAN 10 2008
THOMSON
FINANCIAL

Enclosure

cc: Mr. David Botset, Vice President, Claymore Exchange-Traded Fund Trust, 2455 Corporate West Drive, Lisle, Illinois 06532

END